Accounts receivable, net	12 Months Ended
Dec. 31, 2024
Accounts receivable, net
Accounts receivable, net
5.	Accounts receivable, net

Accounts receivable, net consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable	712,373	744,978
Allowance for doubtful accounts	(19,263)	(28,772)
Accounts receivable, net	693,110	716,206

On January 1, 2023, the Group adopted ASC 326 using a modified retrospective method for accounts receivable measured at amortized cost.

The movements in the allowance for doubtful accounts are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Balance at beginning of year	(10,261)	(19,263)
Impact of adoption of ASC 326	(475)	—
Additions	(18,468)	(22,373)
Reversals	9,908	10,328
Write-offs	33	2,536
Balance at end of the year	(19,263)	(28,772)